Cover	Oct. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2021
Current Fiscal Year End Date	--03-31
Entity File Number	000-52776
Entity Registrant Name	Appgate, Inc.
Entity Central Index Key	0001353538
Entity Tax Identification Number	20-3547231
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2333 Ponce De Leon Blvd
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	866
Local Phone Number	524-4782
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Newtown Lane Marketing, Incorporated